DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 2,350	$ 508
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	0	(76)
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	2,350	508
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ 0	$ (76)